Contingencies Schedule of FCPA expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Foreign Corrupt Practices Act Expenses [Line Items]
Foreign corrupt practices act related expenses	$ 173	$ 282	$ 157
Compliance programs and organizational enhancements
Foreign Corrupt Practices Act Expenses [Line Items]
Foreign corrupt practices act related expenses	52	109	57
Inquiry and investigation expense
Foreign Corrupt Practices Act Expenses [Line Items]
Foreign corrupt practices act related expenses	$ 121	$ 173	$ 100